Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax [Abstract]
Loss on ordinary activities before tax	$ 2,409	$ 2,343
Statutory UK income tax rate	19.00%	17.00%
Loss at statutory income tax rate	$ 458	$ 398
Change in deferred rate and true-up	2,665	0
Research and development credit	(500)	0
Losses (unrecognized)	(458)	(398)
Income tax expense	$ (2,165)	$ 0